Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2025 lb oz $ / OZ $ / lbs	Dec. 31, 2024 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	65,791	85,731
Average YTD price ($/unit) | $ / lbs	5.64	3.96
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	33,222	47,075
Average YTD price ($/unit) | $ / OZ	4,340	2,638
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	85,337	238,149
Average YTD price ($/unit) | $ / OZ	70.22	29.02
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	8,365	12,102
Average YTD price ($/unit) | $ / lbs	1.4	1.34